Financial Instruments and Risk Management (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents (CAD)	$ 1,011,996	$ 130,414
Cash and cash equivalents (MGA)	1,698	4,003
Amounts receivable (CAD)	73,707	7,513
Amounts receivable (MGA)	26	26
Accounts payable and accrued liabilities (CAD)	(137,329)	(383,006)
Accounts payable and accrued liabilities (MGA)	(30,574)	(1,061)
Accounts payable and accrued liabilities (EUR)	(166,869)	(177,654)
Provisions (CAD)	(738,022)	(242,829)
Net foreign exchange exposure in USD	14,633	(662,594)
Impact of 10% change in foreign exchange rates	$ 1,463	$ (66,259)